Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes
Subsequent Event	NOTE 6 - SUBSEQUENT EVENT During the third quarter of 2015, Mr. Clark loaned the Company $300. The loan is due on June 30, 2017, is non-interest bearing and has no collateral.	NOTE 8 - SUBSEQUENT EVENT In March 2015, Mr. Clark loaned the Company $772. The note payable, which is due on June 30, 2016, is non-interest bearing and has no collateral.